Fair value of financial instruments - Sensitivity analysis of valuations using unobservable inputs (Details) - Significant unobservable inputs (Level 3) [member] - Recurring fair value measurement [member] - GBP (£)
£ in Millions
		Dec. 31, 2018	Dec. 31, 2017
Asset-backed loans [member] | Favourable changes [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		£ 0	£ 1
Asset-backed loans [member] | Favourable changes [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		0	0
Asset-backed loans [member] | Unfavourable changes [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		0	0
Asset-backed loans [member] | Unfavourable changes [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		0	0
Corporate debt [member] | Favourable changes [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		10	4
Corporate debt [member] | Favourable changes [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		0	0
Corporate debt [member] | Unfavourable changes [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		(2)	(3)
Corporate debt [member] | Unfavourable changes [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		0	0
Non-asset-backed loans [member] | Favourable changes [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		274	243
Non-asset-backed loans [member] | Favourable changes [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		0	0
Non-asset-backed loans [member] | Unfavourable changes [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		(458)	(468)
Non-asset-backed loans [member] | Unfavourable changes [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		0	0
Equity cash products [member] | Favourable changes [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		121	12
Equity cash products [member] | Favourable changes [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		0	24
Equity cash products [member] | Unfavourable changes [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		(155)	(8)
Equity cash products [member] | Unfavourable changes [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		0	(24)
Private equity investments [member] | Favourable changes [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		230	133
Private equity investments [member] | Favourable changes [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		0	13
Private equity investments [member] | Unfavourable changes [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		(241)	(138)
Private equity investments [member] | Unfavourable changes [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		0	(13)
Other [member] | Favourable changes [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	[1]	2	5
Other [member] | Favourable changes [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	[1]	0	0
Other [member] | Unfavourable changes [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	[1]	(2)	(5)
Other [member] | Unfavourable changes [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	[1]	0	0
Interest rate derivatives [member] | Favourable changes [member] | Derivatives [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		80	114
Interest rate derivatives [member] | Favourable changes [member] | Derivatives [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		0	0
Interest rate derivatives [member] | Unfavourable changes [member] | Derivatives [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		(162)	(138)
Interest rate derivatives [member] | Unfavourable changes [member] | Derivatives [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		0	0
Foreign exchange derivatives [member] | Favourable changes [member] | Derivatives [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		7	6
Foreign exchange derivatives [member] | Favourable changes [member] | Derivatives [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		0	0
Foreign exchange derivatives [member] | Unfavourable changes [member] | Derivatives [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		(10)	(6)
Foreign exchange derivatives [member] | Unfavourable changes [member] | Derivatives [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		0	0
Credit derivatives [member] | Favourable changes [member] | Derivatives [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		126	106
Credit derivatives [member] | Favourable changes [member] | Derivatives [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		0	0
Credit derivatives [member] | Unfavourable changes [member] | Derivatives [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		(73)	(79)
Credit derivatives [member] | Unfavourable changes [member] | Derivatives [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		0	0
Equity derivatives [member] | Favourable changes [member] | Derivatives [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		110	99
Equity derivatives [member] | Favourable changes [member] | Derivatives [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		0	0
Equity derivatives [member] | Unfavourable changes [member] | Derivatives [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		(112)	(99)
Equity derivatives [member] | Unfavourable changes [member] | Derivatives [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		0	0
Commodity derivatives [member] | Favourable changes [member] | Derivatives [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		1	3
Commodity derivatives [member] | Favourable changes [member] | Derivatives [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		0	0
Commodity derivatives [member] | Unfavourable changes [member] | Derivatives [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		(1)	(3)
Commodity derivatives [member] | Unfavourable changes [member] | Derivatives [member] | Equity [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis of valuations due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		£ 0	£ 0

[1]	Other includes commercial real estate loans, funds and fund-linked products, asset backed loans , physical commodities and investment property.